Pension and Postretirement Benefit Plans and Defined Contribution Plans - Amounts Expected to be Amortized into Net Periodic Benefit Costs (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (414)
Prior service credits and other	(5)
Total	(419)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(50)
Prior service credits and other	1
Total	(49)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(113)
Prior service credits and other	4
Total	(109)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(31)
Prior service credits and other	184
Total	$ 153